Fair Value Measurements (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair value, asset (liability)	$ (16,601)	$ (36,047)
Level 2 [Member]
Fair value, asset (liability)	(881)	(391)
Level 3 [Member]
Fair value, asset (liability)	(15,720)	(35,656)
Foreign Exchange Future [Member]
Derivative assets, net	1,282	3,753
Derivative liabilities, net	(2,558)	(2,901)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	1,282	3,753
Derivative liabilities, net	$ (2,558)	$ (2,901)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative assets, net	$ 395
Derivative liabilities, net		$ (1,243)
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net	$ 395
Derivative liabilities, net		$ (1,243)
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Obligations in connection with acquisitions [Member]
Derivative liabilities, net	$ (15,720)	$ (35,656)
Obligations in connection with acquisitions [Member] | Level 2 [Member]
Derivative liabilities, net
Obligations in connection with acquisitions [Member] | Level 3 [Member]
Derivative liabilities, net	$ (15,720)	$ (35,656)